Organization and summary of significant accounting policies (Details2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Balance	$ 807	$ 2,852
Issuance of warrants as derivative liabilities	2,734	3,928
Change in fair value	(1,100)	(3,936)
Reclass of warrants to equity		(2,037)
Balance	$ 2,441	$ 807